Stock Incentive Plans - Share based payment arrangement expensed and capitalized amount (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 13,133	$ 11,481	$ 14,538	$ 6,028
Capitalized internal-use software development costs	(514)	(392)	(526)	(957)
Total stock-based compensation expense	12,619	11,089	14,012	5,071
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	688	585	843	788
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	4,582	2,898	4,109	2,754
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	1,959	1,193	1,687	1,234
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 5,904	$ 6,805	$ 7,899	$ 1,252